Contingent Liabilities and Financial Commitments - Operating Subsidiaries' Expenses and Payments under State Settlement Agreements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Commitments And Contingencies [Line Items]
Settlement expenses			£ 3,420	£ 3,572	£ 2,762	£ 2,741
Settlement cash payments			£ 3,744	£ 2,848	£ 2,918	£ 917
Events After Reporting Period
Disclosure Of Commitments And Contingencies [Line Items]
Projected settlement expenses		£ 3,300
Projected settlement cash payments		£ 3,100
Bottom of Range | 2023 and Thereafter | Events After Reporting Period
Disclosure Of Commitments And Contingencies [Line Items]
Projected settlement expenses	£ 3,200
Projected settlement cash payments	£ 3,200